Profit before taxation - Summary of General and Administration Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit Before Taxation [Abstract]
Staff costs and related expense	€ 61,921	€ 44,485	€ 68,311
Technical and Infrastructure costs	48,286	51,627	31,149
Audit and professional fees	26,610	30,605	24,309
Other administrative costs	25,440	21,436	20,315
General and administrative expenses	€ 162,257	€ 148,153	€ 144,084